Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 039 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value		$ 4,309,955
EBP, Plan Number	039
Entity Tax Identification Number	20-3594554
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 6,635,537
EBP, Asset Held for Investment	240,194,182
Hedge Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	28,673,597
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	197,824,515
Fair Value, Inputs, Level 1 [Member] | EBP, Self-Directed Brokerage Account [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,152,308
Investment, Identifier [Axis]: Alliance Bernstein US Small and Mid Cap Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,754,923
Investment, Identifier [Axis]: Clearwater Paper Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	3,908,225
Investment, Identifier [Axis]: Conestoga Small Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,201,060
Investment, Identifier [Axis]: DFA Emerging Markets Core Equity
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	567,186
Investment, Identifier [Axis]: Dodge & Cox Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	13,310,003
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,434,080
Investment, Identifier [Axis]: Fidelity Interest-Bearing Cash
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	18,290
Investment, Identifier [Axis]: Galliard Stable Return Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	18,897,082
Investment, Identifier [Axis]: Loomis Sayles Core Plus Fixed Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,723,554
Investment, Identifier [Axis]: PIF Diversified Real Asset I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	134,675
Investment, Identifier [Axis]: State Street Global All Cap Equity
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,828,226
Investment, Identifier [Axis]: State Street Russell Small/Mid-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,982,469
Investment, Identifier [Axis]: State Street S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	21,556,168
Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,965,302
Investment, Identifier [Axis]: T. Rowe Price Retirement 2005 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,156,437
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	473,002
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	592,344
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,844,897
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	17,780,335
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	19,776,831
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	16,021,038
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,428,865
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,898,155
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,150,805
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,846,854
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,407,045
Investment, Identifier [Axis]: T. Rowe Retirement 2020 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,978,806
Investment, Identifier [Axis]: Vanguard International Growth Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,026,593
Investment, Identifier [Axis]: Winslow Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,761,377